Finance Income and Costs - Finance Income and Costs by Category of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line items]
Finance income	₩ 241,196	₩ 142,155	₩ 256,435
Finance costs	497,193	437,955	385,232
Financial assets at FVOCI			(130,035)
Derivatives designated as hedging instrument	19,138	40,681	32,227
Other comprehensive income (loss) for the year, net of taxes	461,822	1,009	(141,584)
Financial assets, class [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	227,382	141,996	256,016
Finance costs	82,194	31,065	42,525
Financial assets at FVOCI	579,678	(17,943)
Derivatives designated as hedging instrument	24,320	41,305	17,180
Other comprehensive income (loss) for the year, net of taxes	603,998	23,362	(112,855)
Financial liabilities, class [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	13,814	159	419
Finance costs	414,999	406,890	342,707
Derivatives designated as hedging instrument	(5,182)	(624)	15,047
Financial instruments [member]
Disclosure of detailed information about financial instruments [Line items]
Other comprehensive income (loss) for the year, net of taxes	598,816	22,738	(97,808)
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	161,835	56,953	134,841
Finance costs	10,894	13,577	22,507
Financial liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	0	56
Finance costs	12,115	43	1,535
Financial liabilities measured at amortised cost [Member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	6,434	103	419
Finance costs	400,678	406,206	328,618
Derivatives hedging instrument [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	7,380
Finance costs	2,206	641	12,554
Financial assets at FVOCI [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	993	9,924	35,143
Finance costs	44,832
Financial assets at amortised cost, class [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	64,554	75,119	86,032
Finance costs	24,601	₩ 17,488	₩ 20,018
Derivatives designated as hedging instrument [member]
Disclosure of detailed information about financial instruments [Line items]
Finance income	0
Finance costs	₩ 1,867